Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets, carrying amount	$ 52,881	$ 49,904	$ 78,453
Liabilities, carrying amount	38,455	29,460
Level 3 | Accounts Payable
Liabilities, carrying amount	13,099	10,713
Liabilities, fair value	13,099	10,713
Level 3 | Notes Payable
Liabilities, carrying amount	4,115	4,104
Liabilities, fair value	4,115	4,104
Level 3 | Convertible Note Payable, Current
Liabilities, carrying amount	5,633	3,226
Liabilities, fair value	5,633	3,226
Level 3 | Convertible Note Payable, Noncurrent
Liabilities, carrying amount	3,710	0
Liabilities, fair value	3,710	0
Level 3 | Derivative Liabilities, Current
Liabilities, carrying amount	0	44
Liabilities, fair value	0	44
Accounts Receivable | Level 3
Assets, carrying amount	2,900	3,770
Assets, fair value	2,900	3,770
Notes Receivable From Related Parties | Level 3
Assets, carrying amount	37	0
Assets, fair value	37	0
Notes Receivable, Noncurrent | Level 3
Assets, carrying amount	183	23
Assets, fair value	183	23
Equity Securities, at Cost | Level 3
Assets, carrying amount	0	7,000
Assets, fair value	0	7,000
Available-for-sale debt security | Level 1
Assets, carrying amount	9,190	0
Assets, fair value	9,190	0
Equity Securities, at Fair Value | Level 1
Assets, carrying amount	301	756
Assets, fair value	$ 301	$ 756